Financial Assets at Amortised Cost - Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans And Advances To Banks [Abstract]
Loans and advances to financial institutions	$ 2,337,748	$ 7,076,612
Allowances for loan losses	(582,550)	(174,380)
TOTAL	$ 1,755,198	$ 6,902,232